Consolidated Statements of Income and Comprehensive Income - CAD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue, net of royalties
Petroleum and natural gas sales	$ 2,889,045	$ 1,868,195
Royalties	(562,964)	(339,156)
Revenue, net of royalties	2,326,081	1,529,039
Expenses
Operating	422,666	343,002
Transportation	48,561	32,261
Blending and other	189,454	85,689
General and administrative	50,270	40,804
Exploration and evaluation	30,239	15,212
Depletion and depreciation	587,050	464,580
Impairment reversal	(267,744)	(1,542,414)
Share-based compensation	29,056	11,130
Financing and interest	104,817	111,159
Financial derivatives loss	199,010	287,872
Foreign exchange loss (gain)	43,441	(2,868)
Gain on dispositions	(4,898)	(9,666)
Other expense (income)	3,244	(2,562)
Total expenses	1,435,166	(165,801)
Net income before income taxes	890,915	1,694,840
Income tax (recovery) expense
Current income tax expense	3,594	1,272
Deferred income tax expense	31,716	79,968
Income tax expense	35,310	81,240
Net income	855,605	1,613,600
Other comprehensive income
Foreign currency translation adjustment	124,092	13,127
Comprehensive income	$ 979,697	$ 1,626,727
Net income per common share
Basic (in cad per share)	$ 1.53	$ 2.86
Diluted (in cad per share)	$ 1.52	$ 2.82
Weighted average common shares
Basic (in shares)	557,986	563,674
Diluted (in shares)	563,835	571,610